Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

Intangible assets represent franchise agreements, customer relationship, brand name and distributor channel acquired through business combinations, initially recognized and measured at fair value upon acquisitions and amortized on a straight-line basis over their respective estimated useful lives.

The following table summarizes the Company’s intangible assets, as of December 31, 2023 and 2024.

	As of December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Termination Amount	Net Carrying Amount	Estimated Useful Life Year
	RMB	RMB	RMB	RMB
Franchise agreement - Yunmao	19,900,000	(8,894,697)	(11,005,303)	-	11
Customer relationship - YJW	2,300,000	(520,239)	-	1,779,761	7
Customer relationship - KeKe	1,000,000	(226,190)	-	773,810	7
Customer relationship - Lishang	1,500,000	(500,000)	-	1,000,000	5
Customer relationship - Lin’s	339,470	(130,132)	-	209,338	5
Brand name - Lin’s	213,096	(81,691)	-	131,405	5
Customer relationship -Yuli	2,400,000	(300,000)	-	2,100,000	4
Brand name - Cook SF	3,612,900	(180,645)	-	3,432,255	10
Total	31,265,466	(10,833,594)	(11,005,303)	9,426,569

	As of December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount	Estimated Useful Life Year
	RMB	RMB	RMB	RMB
Customer relationship - YJW	2,300,000	(848,810)	-	1,451,190	7
Customer relationship - KeKe	1,000,000	(369,047)	-	630,953	7
Customer relationship - Lishang	1,500,000	(800,000)	(700,000)	-	5
Customer relationship - Lin’s	339,470	(198,026)	(141,444)	-	5
Brand name - Lin’s	213,096	(124,310)	(88,786)	-	5
Customer relationship -Yuli	2,400,000	(900,000)	(1,500,000)	-	4
Brand name - Cook SF	3,612,900	(541,935)	(3,070,965)	-	10
Brand name – Yai’s Thai	884,173	(279,480)	(362,816)	241,877	2.9
Customer relationship -Yai’s Thai	23,613,894	(2,186,472)	(12,856,453)	8,570,969	9.9
Total	35,863,533	(6,248,080)	(18,720,464)	10,894,989

Customer relationship — YJW was generated from the acquisition of YJW in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship acquired from YJW (note 16).

Customer relationship — Keke was generated from the acquisition of Keke in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship acquired from Keke (note 16).

Customer relationship — Lishang was generated from the acquisition of Lishang in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship through Lishang acquired (note 16).

Customer relationship — Lin’s was generated from the acquisition of Lin’s in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship through Lin’s acquired (note 16).

Brand name — Lin’s was generated from the acquisition of Lin’s in 2022, representing the right granted to the Company to use the brand name through Lin’s acquired (note 16).

Customer relationship — Yuli was generated from the acquisition of Yuli in 2023, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship through Yuli acquired (note 16).

Brand name — Cook SF was generated from the acquisition of Cook SF in 2023, representing the right granted to the Company to use the brand name through Cook SF acquired (note 16).

Brand name — Yai’s Thai was generated from the acquisition of Yai’s Thai in 2024, representing the right granted to the Company to use the brand name through Yai’s Thai acquired (note 16).

Customer relationship — Yai’s Thai was generated from the acquisition of Yai’s Thai in 2024, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship through Yai’s Thai acquired (note 16).

Amortization expenses for intangible assets recognized as general and administrative expenses were RMB3,118,734, RMB3,020,920 and RMB4,309,183 for the years ended December 31, 2022, 2023 and 2024, respectively. Impairment for intangible assets recognized as general and administrative expenses were nil, nil and RMB18,720,464 for the years ended December 31, 2022, 2023 and 2024, respectively.

As of December 31, 2024, the estimated amortization expense for the next five years is as follows:

For the Years Ending December 31,	RMB

2025	1,547,480
2026	1,545,447
2027	1,425,525
2028	1,425,525
2029	954,097
2030 and thereafter	3,996,915